Trade and other payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Trade payables	$ 81	$ 94
Other tax and social security payable	48	38
Deferred revenue	49	37
Other payables	230	206
Accruals	360	306
Trade and other current payables	768	681
Non-current
Deferred revenue	85	78
Other payables	36	122
Trade and other non current payables	$ 121	$ 200